Note 4 - Other Receivables (10K)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]	NOTE 4: OTHER RECEIVABLES Detail of other receivables balance is as follows:
	June 30,	December 31,
	2024	2023
Other receivables	$195	$196
Allowance for doubtful receivables	(112)	(112)
Total	$83	$84
NOTE 4: OTHER RECEIVABLES Detail of other receivables balance is as follows:
	December 31
	2023	2022
Other receivables	$196	$131
Allowance for doubtful receivables	(112)	(112)
Total	$84	$19